Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2018
Summary Of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 1.     Summary of Significant Accounting Policies

Corporate Information

The consolidated financial report of Immuron Limited (‘the Company’) for the year ended 30 June 2018, 2017 and 2016 was authorized for issue in accordance with a resolution of the Directors on October 29, 2018.

Immuron Limited is a listed public company limited by shares incorporated and domiciled in Australia whose shares are publicly traded on the Australian Securities Exchange (ASX) and NASDAQ.

The principal activity of the Company is a product development driven biopharmaceutical Company focused on the research and development of polyclonal antibodies for the treatment and prevention of major diseases.

Basis of Preparation

The financial report is a general-purpose financial report, which has been prepared in accordance with the requirements of International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), required for a for-profit entity.

The financial report has been prepared on an accruals basis and is based primarily on historical costs. The financial report is presented in Australian dollars, which is the Company’s functional and presentation currency. All values are rounded to the nearest dollar unless otherwise stated.

Management is required to make judgements, estimates and assumptions about carrying values of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstance, the results of which form the basis of making the judgements. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Accounting policies are selected and applied in a manner which ensures that the resulting financial information satisfies the concepts of relevance and reliability, thereby ensuring that the substance of the underlying transactions or other events is reported.

Statement of Compliance

This financial report complies with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

New, revised or amending Accounting Standards and Interpretations adopted

All accounting policies adopted are consistent with the most recent Annual Financial Report for the year ended 30 June 2018. The consolidated entity has adopted all of the new, revised or amending Accounting Standards and Interpretation issued by the International Accounting Standards Board (‘IASB’) that are mandatory for the current reporting period. The adoption of these Accounting Standards and Interpretations did not have any significant impact on the financial performance or position of the consolidated entity.

International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (‘IASB’) that have recently been issued or amended but are not yet effective and have not been adopted by the Company for the annual reporting period ending 30 June 2018 are outlined in the table below.

Standard	Mandatory date for annual reporting periods (beginning on or after)	Reporting period standard adopted by the company
IFRS 9 Financial Instruments and related standards	1 January 2018	1 July 2018
IFRS 15 Revenue from Contracts with Customers	1 January 2018	1 July 2018
IFRS 2 – Amendments to Share based	1 January 2018	1 July 2018
IFRS 16 - Leases	1 January 2019	1 July 2019

Management has performed a detailed assessment on the impact of IFRS 15, IFRS 9 and IFRS 16 on the recognition of revenue and concluded that there would be no material difference to how revenue has been recognized under the prevailing accounting standard.

Certain new accounting standards and interpretations have been published that are not mandatory for 30 June 2018 reporting periods and have not been early adopted by the Company.

There are no other standards that are not yet effective and that would be expected to have a material impact on the Group in the current or future reporting periods and on foreseeable future transactions.

The following is a summary of the material accounting policies adopted by the Company in the preparation of the financial report. The accounting policies have been consistently applied, unless otherwise stated.

(a)	Basis of Consolidation

The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company (its subsidiaries) referred to as ‘the Group’ in the financial statements. Control is achieved where the consolidated entity is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the consolidated entity. They are de-consolidated from the date that control ceases.

A list of controlled entities is contained in Note 11 to the financial statements. All controlled entities have a 30 June financial year-end. All intra-group transactions, balances, income and expenses are eliminated in full on consolidation.

Accounting policies of subsidiaries have been changed where necessary to ensure consistency with those policies applied by the parent entity. Subsidiaries are accounted for at cost in the parent entity.

The results of subsidiaries acquired or disposed of during the year are included in profit or loss from the effective date of acquisition or up to the effective date of disposal, as appropriate.

(b)	Segment Reporting

The Company determines and presents operating segments using the ‘management approach’ where the information presented is on the same basis as the internal reports provided to the Chief Operating Decision Maker (‘CODM’). The CODM is responsible for the allocation of resources to operating segments and assessing their performance and provide the strategic direction and management oversight of the day to day activities of the entity in terms of monitoring results, providing approval for research and development expenditure decisions and challenging and approving strategic planning for the business.

(c)	Foreign Currency Translation

Functional and Presentation Currency

Items included in the financial statements are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The financial statements are presented in Australian dollars, which is the Company’s functional and presentation currency.

Transactions and Balances

Transactions in foreign currencies are translated into the functional currency using the rates of exchange ruling at the date of each transaction. At reporting date, amounts outstanding in foreign currencies are translated into the functional currency using the rate of exchange ruling at the end of the financial year. Refer to Note 3 for the foreign currency gains and losses recognized during the periods.

Foreign exchange gains and losses that relate to borrowings are presented in the statement of profit or loss and other comprehensive income, within finance costs. All other foreign exchange gains and losses are presented in the statement of profit or loss and other comprehensive income on a net basis within Corporate Administration Costs.

Immuron Inc., a subsidiary of the Group, has USD as its functional currency. Accordingly, this entity’s statement of comprehensive income and statement of financial position balances have been translated to the Group’s presentation currency (which is AUD$) at the reporting date. A gain arising from this translation of AUD$79,599 (2017: AUD$40,017) are recognized as Other Comprehensive Income for the year.

(d)	Revenue Recognition

Revenue is measured at the fair value of the consideration received or receivable. Amounts disclosed as revenue are net of returns, trade allowances, rebates and amounts collected on behalf of third parties.

The Company recognizes revenue when the amount of the revenue can be reliably measured, it is probable that the future economic benefits will flow to the entity and specific criteria have been met for each of the activities as described below. The amount of the revenue is not considered to be reliably measured until all contingencies relating to the sale have been resolved.

The following specific revenue criteria must be met before revenue is recognized:

Sale of Goods and services	Significant risks and rewards of ownership of goods has passed to the buyer and an invoice for the goods or services is issued

Interest	Interest income is recognized using the effective interest rate method

R & D Tax Refund	Income is recognized in the year the research and development expenses were incurred

We engaged experienced advisors (KPMG) to determine and evaluate the advanced findings of the R&D activities, which includes determining and evaluating the eligibility of R&D related expenditure to support our submission of the R&D Tax refund claim. As at 30 June 2018, the recorded income in relation to the R&D was A$ 1,849,123 and the receivable for financial period 2018 was accrued in the statement of financial position was A$ 1,191,029.

(e)	Government Grants

Grants from the government are recognized at their fair value where there is a reasonable assurance that the grant will be received, and the Company will comply with all attached conditions.

Government grants relating to costs to be incurred are deferred or accrued such that they are recognized in the statement of profit or loss and other comprehensive income over the period necessary to match them with the costs that they are intended to compensate.

(f)	Income Tax

The income tax expense or revenue for the period is the tax payable or tax rebate receivable on the current period’s taxable income adjusted by changes in deferred tax assets and liabilities attributable to temporary differences between the tax base of assets and liabilities and their carrying amounts in the financial statements, and to unused tax losses.

Deferred income tax is provided in full, using the liability method on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. However, the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither the accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the balance sheet date and are expected to apply when the related deferred income tax is realized or the deferred income tax liability is settled.

Deferred tax assets are recognized for deductible temporary differences and unused tax losses only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred balances relate to the same taxation authority. Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

Current and deferred tax balances attributable to amounts recognized directly in equity are also recognized directly in equity.

(g)	Impairment of Assets

Assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use.

(h)	Cash and Cash Equivalents

For presentation purposes, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short- term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, and bank overdrafts.

(i)	Trade Receivables

Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest rate method, less provision for impairment. Trade receivables are due for settlement no more than 30 days from the date of recognition.

Collectability of trade receivables is reviewed on an ongoing basis. Debts which are known to be uncollectible are written off. A provision for impairment of trade receivables is established when there is objective evidence that the Company will not be able to collect all amounts due according to the original terms of receivables.

Significant financial difficulties of the debtor, probability that the debtor will enter bankruptcy or financial reorganization and default or delinquency in payment (more than 30 days overdue) are considered indicators that the trade receivable is impaired. The amount of the provision is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the original effective interest rate. Cash flows relating to short term receivables are not discounted if the effect of discounting is immaterial. The amount of the provision is recognized in the statement of profit or loss and other comprehensive income.

(j)	Inventories

Raw materials, work in progress and finished goods are stated at the lower of cost and net realizable value. Cost comprises direct materials, freight and import duty. The Company classifies inventory as a current asset for amounts it expects to sell or consume within its normal operating cycle.

Costs are assigned to individual items of finished goods inventory on basis of weighted average costs. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

(k)	Plant & Equipment

Plant and equipment are stated at historical cost less depreciation. Historical cost includes expenditure that is directly attributable to the acquisition of the items.

Repairs and maintenance are charged to the statement of profit or loss and other comprehensive income during the financial period in which they are incurred.

Depreciation on assets is calculated using the straight-line method to allocate their cost, net of their residual values, over their estimated useful lives, as follows:

-	Plant & Equipment	(3 - 15 years)

-	Computer Equipment	(2 - 4 years)

-	Furniture & Fittings	(3 - 15 years)

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, annually.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount (Note 1(g)).

Gains and losses on disposals are determined by comparing proceeds with carrying amount. These are included in the statement of profit or loss and other comprehensive income.

(l)	Intangible Assets

(i)	Research & Development

Expenditure on research activities, undertaken with the prospect of obtaining new scientific or technical knowledge and understanding, is recognized in the statement of profit or loss and other comprehensive income as an expense when it is incurred.

Expenditure on development activities, being the application of research findings or other knowledge to a plan or design for the production of new or substantially improved products or services before the start of commercial production or use, is capitalized if it is probable that the product or service is technically and commercially feasible, will generate probable economic benefits and adequate resources are available to complete development and cost can be measured reliably. Other development expenditure is recognized in the statement of profit or loss and other comprehensive income as an expense as incurred.

(m)	Trade and Other Payables

These amounts represent liabilities for goods and services provided to the entity prior to the end of the financial year and which are unpaid. The amounts are unsecured and are usually paid within 30 days of recognition. Trade payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest rate method.

(n)	Employee Benefits

(i)	Short-term obligations

Liabilities for wages and salaries, annual leave and long service leave that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled.

(ii)	Other long-term employee benefits obligations

The liabilities for long service leave and annual leave that are not expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are recognized in the provision for employee benefits and measured as the present value of expected future payments to be made in respect of services provided by employees up to the end of the reporting period using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures and periods of service. Expected future payments are discounted using market yields at the end of the reporting period of high-quality corporate bonds with terms and currencies that match, as closely as possible, the estimated future cash outflows. The obligations are presented as current liabilities in the Statement of financial position if the entity does not have an unconditional right to defer settlement for at least twelve months after the reporting period, regardless of when the actual settlement is expected to occur.

(iii)	Retirement benefit obligations

Contributions to the defined contribution superannuation funds are recognized as an expense as they become payable. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

(iv)	Share-based payments

Share-based compensation benefits may be provided through the issue of fully paid ordinary shares under the Immuron Employee Share and Option Plan (“ESOP”). Options are also granted to employees and consultants in accordance with the terms of their respective employment and consultancy agreements. Any options granted are made in accordance with the terms of the Company’s ESOP.

The fair value of options granted under employment and consultancy agreements are recognized as an employee benefit expense with a corresponding increase in equity. The fair value is measured at grant date and recognized over the period during which the employees become unconditionally entitled to the options.

The fair value at grant date is determined using a Black-Scholes option pricing model that takes into account the exercise price, the term of the option, the vesting and performance criteria, the impact of dilution, the non-tradeable nature of the option, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk-free interest rate for the term of the option.

The fair value of the options granted excludes the impact of any non-market vesting conditions (for example, profitability and sales growth targets). Non-market vesting conditions are included in assumptions about the number of options that are expected to become exercisable. At each reporting date, the entity revises its estimate of the number of options that are expected to become exercisable. The employee benefit expense recognized each period takes into account the most recent estimate. The impact of the revision to original estimates, if any, is recognized in the statement of profit or loss and other comprehensive in come with a corresponding adjustment to equity.

Upon the exercise of options, the balance of the share-based payments reserve relating to those options is transferred to contributed equity.

(v)	Termination benefits

Termination benefits are payable when employment is terminated before the normal retirement date, or when an employee accepts voluntary redundancy in exchange for these benefits.

The Company recognises termination benefits when it is demonstrably committed to either terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal or providing termination benefits as a result of an offer made to encourage voluntary redundancy.

Benefits falling due more than 12 months after reporting date are discounted to present value.

(o)	Interest Bearing Loans and Borrowings

Generally, loans and borrowings are initially recognized at cost, being the fair value of the consideration received net of issue costs associated with the borrowing. After initial recognition, interest bearing loans and borrowings are subsequently measured at amortized cost using the effective interest method. Amortized cost is calculated by taking into account any issue costs and any discount or premium on settlement.

The component of the convertible notes that were issued in connection with the February 2016 financing arrangement that exhibits characteristics of a liability is recognised as a liability in the statement of financial position. On the date of issuance and each subsequent reporting period, the Company records the entire hybrid instrument as measured at fair value through profit and loss as the embedded derivative does significantly modify the cash flows under the contract. The associated transaction costs have also been expensed as incurred and are recorded as Finance costs in the Statement of Profit or Loss and Other Comprehensive Income.

Fair Value of Convertible Notes

The convertible notes were measured and disclosed as a level 3 instrument, using a three level hierarchy, based on the lowest level of input that is significant to the entire fair value measurement, as defined below:

●	Level 1: Quoted price (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date

●	Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset and liability, either directly or indirectly

●	Level 3: Unobservable inputs for the asset or liability

No transfers between the levels of the fair value hierarchy occurred during the current year.

(p)	Contributed Equity

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction from the proceeds.

(q)	Earnings per Share

(i)	Basic earnings per share

Basic earnings per share is calculated by dividing the profit or loss attributable to equity holders of the Company, excluding any costs of servicing equity other than ordinary shares, by the weighted average number of ordinary shares outstanding during the full year, adjusted for bonus elements in ordinary shares issued during the full year.

(ii)	Diluted earnings per share

Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account the after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares and the weighted average number of shares assumed to have been issued for no consideration in relation to dilutive potential ordinary shares.

(r)	Goods and Services Tax (GST)

Revenues, expenses and assets are recognized net of the amount of associated GST, unless the GST incurred is not recoverable from the taxation authority. In this case it is recognized as part of the cost of acquisition of the asset or as part of the expense.

Receivables and payables are stated inclusive of the amount of GST recoverable or payable. The net amount of GST recoverable from, or payable to, the taxation authorities is included with other receivable or payables in the statement of financial position.

Cash flows are presented on a gross basis. The GST components of cash flow arising from investing or financing activities which are recoverable for, or payable to, the taxation authorities are presented as operating cash flow.

(s)	Leases

Leases in which a significant portion of the risk and reward of ownership are not transferred to the Company as lessee are classified as operating leases. Payments made under operating leases (net of any incentives received from the lessor) are charged to the statement of profit or loss and other comprehensive income on a straight-line basis over the period of the lease.

Critical Accounting Estimates and Judgments

Management evaluates estimates and judgments incorporated into the financial statements based on historical knowledge and best available current information. Estimates assume a reasonable expectation of future events and are based on current trends and economic data, obtained both internally and externally.

(i)	Share-based Payments

The value attributed to share options and remunerations shares issued is an estimate calculated using an appropriate mathematical formula based on an option pricing model. The choice of models and the resultant option value require assumptions to be made in relation to the likelihood and timing of the conversion of the options to shares and the value of volatility of the price of the underlying shares. Refer to note 19 for more details.

(ii)	Impairment of Inventories

The provision for impairment of inventories assessment requires a degree of estimation and judgment. The level of the provision is assessed by taking into account the recent sales experience, the ageing of inventories and in particular the shelf life of inventories that affects obsolescence. Expected shelf-life is reassessed on a regular basis with reference to stability tests which are conducted by an expert engaged by the Company.

(iii)	Provision for employee benefits

Provision for employee benefits represents amounts accrued for annual leave and long service leave. The current portion for this provision includes the total amount accrued for annual leave entitlements and the amounts accrued for long service leave entitlements that have vested due to employees having completed the required period of service.

(iv)	R&D tax incentive

The Group’s research and development activities are eligible under an Australian Government tax incentive for eligible expenditure from 1 July 2011. Management has assessed these activities and expenditure to determine which are likely to be eligible under the incentive scheme. For the year ended 30 June 2018 the Group has recorded in other income of $1,849,123 (2017: $1,575,315) to recognize this amount which relates to this financial year.

(v)	Inventory split

The Company’s policy is to reassess the classification of inventory on a periodic basis to determine if the inventory have a longer shelf-life and to assess whether there exists an alternative market for the Colostrum powder (which remains a majority of the inventory).

During the current financial period, management have performed an assessment on its raw materials and its utilization within 12 months from reporting date and have determined $198,585 of raw materials relating to Colostrum expected to be consumed with 12 months and remaining balance of $2,171,867 expected to be consumed after 12 months from reporting date.

During the year ended June 30, 2018, management determined that a portion of its inventory should be reclassified on a prospective basis as a noncurrent asset as a result of a strategic decision made by management in the intended use of its inventory.  The Company decided to terminate all plans to sell the colostrum powder to secondary markets as a result of the continued scientific evidence supporting an extended shelf life.  The extended shelf life provides the Company with the assurance that colostrum will be consumed through the production of its current Travelan and Protectyn products throughout future reporting periods.

(vi)	Fair value measurement hierarchy

The preparation of the financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts in the financial statements. Management continually evaluates its judgments, estimates in relation to assets, liabilities, contingent liabilities, revenue and expenses. Management bases its judgments, estimates, and assumptions on historical experience and on other various factors, including expectations of future events, management believes to be reasonable under the circumstances. The resulting accounting judgments and estimates will seldom equal the related actual results. The judgments, estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed within the relevant sections where applicable.

The fair value of the convertible notes classified as level 3 are determined by the use of valuation model. These include discounted cash flow analysis and the use of observable inputs that required significant adjustments based on unobservable inputs.

As at June 30, 2017, management has assessed the terms of the convertible notes and determined that in their view the fair value of the debt component is equal to the proceeds such that there is no residual amount to be allocated to an equity component. In making this determination, management is of the view that the value of the consideration received, net of costs, provided reliable evidence of the fair value of the debt component of the convertible notes. Fair value has been determined by the income approach based on a discounted cash flow analysis, with the most significant inputs being the discount rate that reflects the investors credit risk. A slight increase or decrease in the discount rate used would not be material to the financial statements.

Reconciliation of level 3 fair value measurements:

Convertible notes/debentures
AUD$
Balance at 30 June 2016	1,128,117
- Issue	—
- Change in fair value (*)	—
- Repayments	(902,117)
Balance at 30 June 2017 (Note 13)	226,000

(*) These amounts are recorded in the Finance Costs on the Statement of Profit or Loss and Other Comprehensive Income.

(t)	Comparatives

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations. An adjustment has been made to reclassify the employee benefit obligations within the Consolidated Statements Financial Position for fiscal year ended September 30, 2017 to seek consistent presentation with the current financial period